INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Absract]
Schedule of income before income taxes
NOTE 15—INCOME TAXES:

a.	Income before income taxes:
		Year ended December 31,
		2015	2014	2013

		(U.S. $ in millions)
	Parent Company and its Israeli subsidiaries	$1,932	$2,139	$1,303
	Non-Israeli subsidiaries	420	1,499	(53)
		$2,352	$3,638	$1,250

Schedule of the provision for income taxes
b.	Income taxes:
		Year ended December 31,
		2015	2014	2013

		(U.S. $ in millions)
	In Israel	$149	$147	$197
	Outside Israel	485	444	(240)
		$634	$591	$(43)

Current	$298	$879	$1,096
Deferred	336	(288)	(1,139)
	$634	$591	$(43)

Accumulated Other Comprehensive Income/(Loss) (net of tax)
	Year ended December 31,
	2015	2014	2013
	(U.S. $ in millions)
Income before income taxes	$2,352	$3,638	$1,250
Statutory tax rate in Israel	26.5%	26.5%	25%
Theoretical provision for income taxes	$623	$964	$313
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries -
Mainly tax benefits arising from reduced tax rates under benefit programs	(337)	(524)	(535)
Amendment 69 payments and finalization of prior years' tax audits, net of decrease of related uncertain tax positions	-	-	248
Non-Israeli subsidiaries	447	88	(275)
Increase (decrease) in other uncertain tax positions—net	(99)	63	206
Effective consolidated income taxes	$634	$591	$(43)

Schedule of deferred income taxes
c.	Deferred income taxes:
		December 31,
		2015	2014

		(U.S. $ in millions)
Short-term deferred tax assets—net:
	Inventory related	$382	$383
	Sales reserves and allowances	254	357
	Provision for legal settlements	89	229
	Provisions for employee-related obligations	45	66
	Carryforward losses and deductions (*)	60	59
	Other	64	78
		894	1,172
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(190)	(213)
		$704	$959

*	The amounts are shown after reduction for unrecognized tax benefits of $108 million and $143 million, at December 31, 2015 and 2014, respectively, where Teva has net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to offset any additional income taxes that would result from the settlement of a tax position.

		December 31,
		2015	2014

Long-term deferred tax assets (liabilities)—net:		(U.S. $ in millions)
	Intangible assets	$(1,900)	$(1,098)
	Carryforward losses and deductions(*)(**)	989	1,043
	Property, plant and equipment	(207)	(218)
	Provisions for employee related obligations	65	39
	Other	125	(21)
		(928)	(255)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(570)	(458)
		$(1,498)	$(713)
		$(794)	$246

*	The amounts are shown after reduction for unrecognized tax benefits of $70 million and $150 million as of December 31, 2015 and 2014, respectively.
**	This amount represents the tax effect of gross carryforward losses and deductions with the following expirations: 2017-2018 — $47 million; 2019-2025 — $334 million; 2026 and thereafter — $205 million. The remaining balance—$473 million—can be utilized with no expiration date.

Schedule of deferred income taxes by report caption
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2015	2014

	(U.S. $ in millions)
Current assets—deferred income taxes	$735	$993
Current liabilities—other current liabilities	(31)	(34)
Other non-current assets	250	388
Long-term liabilities—deferred income taxes	(1,748)	(1,101)
	$(794)	$246

Schedule of unrecognized tax benefits
	Year ended December 31,
	2015	2014	2013

	(U.S. $ in millions)
Balance at the beginning of the year	$713	$665	$903
Increase (decrease) related to prior year tax positions, net	(6)	38	29
Increase related to current year tax positions	43	51	176
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(99)	(38)	(461)
Other	(3)	(3)	18
Balance at the end of the year	$648	$713	$665